Segment Disclosure - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2014 Customer Segment Business_Unit	Mar. 31, 2013 Customer	Mar. 31, 2012 Customer
Segment Reporting [Abstract]
Percentage required for qualification as major customer	10.00%	10.00%	10.00%
Number of major customers	0	0	0
Number of reportable segments	4
Number of business units	4